Related party transactions and balances (Tables)	6 Months Ended
Jun. 30, 2024
Related party transactions and balances
Schedule of key management personnel of the Group comprise the directors and senior management of the Group

	(Unaudited) For the six-month
	period ended 30 June
	2024	2023
	USD	USD
Compensation and short-term employee benefits	2,196,693	344,355
	2,196,693	344,355

Schedule of balances and transactions with related parties

Balances with related parties

The following balances are outstanding at the end of the reporting periods:

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2024	2023
	USD	USD
Due to Board members	—	131,523
	—	131,523

Transactions with related parties

Details of transactions with related parties during the period, other than those which have been disclosed elsewhere in these condensed interim consolidated financial statements, are as follows:

	(Unaudited) For the six-month
	period ended 30 June
	2024	2023
	USD	USD
Payments made on behalf of the Group	—	556,000
Loan from a related party	—	139,000